Noncontrolling Interests and Redeemable Noncontrolling Interests - Narrative (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 21, 2024	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Noncontrolling interests		$ 43,902,000				$ 43,902,000		$ 107,109,000	$ 115,057,000
ITC sales proceeds attributable to noncontrolling interests			$ (45,400,000)					(45,378,000)	0	$ 0
ITC sales proceeds distributed to noncontrolling interests								(42,989,000)
Shareholder distributions payable		1,500,000				1,500,000		1,100,000	2,800,000	1,700,000
Contributions from noncontrolling interests, net					$ 144,895,000	0	$ 12,172,000	55,765,000	110,216,000
Distributions to Tax Equity Investors		3,811,000		$ 18,324,000		6,370,000	22,135,000	19,318,000	19,189,000	15,748,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Illinois Winds LLC
Noncontrolling Interest [Line Items]
Reimbursement of construction costs	$ 35,900,000
Noncontrolling interests
Noncontrolling Interest [Line Items]
ITC sales proceeds attributable to noncontrolling interests								(45,378,000)
ITC sales proceeds distributed to noncontrolling interests								(42,989,000)
Distributions to Tax Equity Investors		3,811,000		18,324,000		6,370,000	22,135,000	19,318,000	19,189,000	15,748,000
Other Noncontrolling Interest
Noncontrolling Interest [Line Items]
Noncontrolling interests		200,000				200,000		200,000	200,000
GDEV GP
Noncontrolling Interest [Line Items]
Noncontrolling interests		800,000				800,000		1,200,000	0
Net income (loss) attributable to noncontrolling interest		0		0		400,000	0	600,000	0	0
GDEV GP | Noncontrolling interests
Noncontrolling Interest [Line Items]
Contributions from noncontrolling interests, net								45,400,000
Distributions to Tax Equity Investors								43,000,000.0
GDEV GP II
Noncontrolling Interest [Line Items]
Net income (loss) attributable to noncontrolling interest		0		600,000		200,000	600,000	300,000	0	0
GDEV Management Holdings LLC
Noncontrolling Interest [Line Items]
Noncontrolling interests		1,100,000				1,100,000		1,600,000	0
Net income (loss) attributable to noncontrolling interest		$ (200,000)		$ 0		$ (600,000)	$ 0	$ (500,000)	$ 0	$ 0